COMPENSATION AND DEFINED CONTRIBUTION PLANS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 18, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
COMPENSATION AND DEFINED CONTRIBUTION PLANS
Number of units awarded		1,433,500
Vesting percentage	0.33%
Net proceeds of initial public offering		$ 250,000
Employer contribution to plans			$ 1,812	$ 1,889